Leases (Details)	Jun. 30, 2025 USD ($)
Leases
2025	$ 186,031
2026	242,211
2027	388,790
2028	407,405
Remaining	310,114
Total future lease payments	1,534,552
Less: Interest	(133,257)
Present value of lease liabilities	$ 1,401,295